Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowances for accounts receivables		$ 1,885,000	$ 611,000
Temporary equity, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized (in shares)	24,069,615	24,069,615	24,069,615
Temporary equity, shares issued (in shares)	21,238,105	21,233,190	21,233,190
Temporary equity, shares outstanding (in shares)	21,238,105	21,233,190	21,233,190
Liquidation preference	$ 121,174,000	$ 121,144,000	$ 121,144,000
Common stock, par value (in USD per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	29,879,220	29,879,220	29,879,220
Common stock, shares issued (in shares)	1,386,615	1,135,310	663,270
Shares outstanding (in shares)	1,386,615	1,135,310	663,270
Pro forma
Temporary equity, shares authorized (in shares)	0
Temporary equity, shares issued (in shares)	0
Temporary equity, shares outstanding (in shares)	0
Liquidation preference	$ 0
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	24,571,140
Shares outstanding (in shares)	24,571,140